NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
NOTES PAYABLE
Schedule of Note Payable and Accrued Interest
	December 31,	September 30,
	2024	2024
Note payable – Bruce Miller	$86,289	$86,289
Note payable – New Opportunity Business Solutions (Brian Kistler)	36,074	36,074
Other	20,050	14,581
Total note payable and accrued interest	$142,413	$136,944

	2024	2023
Note payable – Bruce Miller	$86,289	$86,289
Note payable – New Opportunity Business Solutions (Brian Kistler)	36,074	40,061
Other	14,581	-
Total note payable and accrued interest	$136,944	$126,350